Corporate information	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Corporate information

1.	Corporate information

Sigma Lithium Corporation (the “Company” or “Sigma Lithium” or “Sigma”), together with its direct and indirect subsidiaries, is a commercial producer of lithium concentrate.

These consolidated financial statements include the Company’s wholly owned subsidiary Sigma Lithium Holdings Inc. (“Sigma Holdings”), which is domiciled in Canada and incorporated under the Business Corporations Act (British Columbia), and its indirect wholly-owned subsidiaries incorporated in Brazil, Sigma Mineração S.A. (“Sigma Brazil”) and Sigma Industrial de Lítio S.A (“Sigma Industrial”).

Sigma Brazil holds a 100% interest in four mineral properties: Grota do Cirilo, São José, Santa Clara, and Genipapo, located in the municipalities of Araçuaí and Itinga, in the Vale do Jequitinhonha region (referred to hereinafter as “Jequitinhonha Valley”) in the State of Minas Gerais, Brazil (together, the “Lithium Properties”), where our operating assets are located.

The Company’s common shares commenced trading on the TSX Venture Exchange (the “TSXV”) on May 9, 2018, under the symbol “SGML” (formerly “SGMA”) and on September 13, 2021 on Nasdaq Capital Market (“Nasdaq”), the symbol was unified to “SGML”. On July 24, 2023, Sigma Lithium began trading its unsponsored Brazilian Depositary Receipts (“BDR’s”) on B3, the Brazilian Stock Exchange. Unsponsored BDRs are issued by depository institutions without the participation of the foreign companies that issued the backing securities, being classified only as Level I Unsponsored BDRs.

1.1	Operations and liquidity

These financial statements have been prepared on a going concern basis in accordance with IFRS Accounting Standards. The going concern basis of presentation assumes that the Company will continue its operations for the foreseeable future and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business.

As of December 31, 2025, the Company reported negative working capital of $151,222, and a net loss of $50,185 for the year. These conditions may cast significant doubt on the Company’s ability to continue as a going concern as of that date.

However, based on the Company´s recent operating performance and cash flow generation, management is comfortable with the Company´s ability to continue operating as a going concern as a result of management expectation regarding the realization of the Company´s future cashflows, current strong lithium market conditions, as well as the actions currently being undertaken to successfully execute its business plan, including increasing revenues while managing operating expenses.

During the fourth quarter of 2025 the Company generated operational cashflow of $9.0 million (net of $16.2 million of interest paid).

On October 6, 2025, as part of the implementation of the management’s business plan, the Company announced a restructuring of its mining operations to increase capacity and improve efficiency by bringing mining operations in-house instead of using a mining contractor and using larger equipment, such as trucks and excavators. With the upgrade, management anticipates being able to markedly improve the Company’s operating margins. During the time the mine was demobilized, the Company’s Greentech Industrial Plant continued to operate, reprocessing tailings.

In December 2025, the Company signed an offtake agreement for 70,500 tonnes of high grade lithium oxide concentrate to be supplied during 2026. This agreement provides a working capital revolver of $96 million to be disbursed in fixed monthly installments of $8.0 million. During March 2026, the Company recognized net revenues of $5.8 million in connection with the first delivery of high grade lithium oxide concentrate under this agreement.

Additionally, during the first quarter of 2026 the Company signed agreements to sell 650,000 tonnes of high purity lithium fines which will result in cash generation of approximately $44.6 million, which $37.6 million was already invoiced.

The agreements were as follows:

▪	On January 23rd 2026, the Company sold an additional 100,000 tonnes of high purity lithium fines for $140/t, generating net revenue of $12.9 million.
▪	On February 12th 2026, the Company sold 150,000 tonnes of high purity lithium fines stored at the plant for $140/t, generating net revenue of $6.7 million.
▪	On March 20th 2026, the Company concluded its first ex-works sale of 400,000 tonnes of high purity lithium fines stored at the plant for $50/t, generating a net revenue of $18.0 million.

In March 2026, Sigma Lithium signed a three-year long-term offtake agreement for 40,000 tonnes per year of high-grade lithium oxide concentrate to be supplied over a three-year period, totaling 120,000 tonnes, which includes an advance payment of $50 million payable by the end of June 2026.